4. Financing Receivables (Details-Construction Loan Portfolio) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 number	Dec. 31, 2013 number
Colorado [Member]
Summary of loan portfolio to builders for home construction
Number of borrowers	1
Number of loans	1
Value of collateral	$ 515
Commitment amount	361
Amount outstanding	68
Loan to value ratio	70.00%
Loan fee percentage of commitment	5.00%
Florida [Member]
Summary of loan portfolio to builders for home construction
Number of borrowers	1
Number of loans	2
Value of collateral	685
Commitment amount	480
Amount outstanding	404
Loan to value ratio	70.00%
Loan fee percentage of commitment	5.00%
Georgia [Member]
Summary of loan portfolio to builders for home construction
Number of borrowers	2
Number of loans	5
Value of collateral	1,027
Commitment amount	810
Amount outstanding	349
Loan to value ratio	79.00%
Loan fee percentage of commitment	5.00%
Louisiana [Member]
Summary of loan portfolio to builders for home construction
Number of borrowers	1
Number of loans	2
Value of collateral	1,230
Commitment amount	861
Amount outstanding	620
Loan to value ratio	70.00%
Loan fee percentage of commitment	5.00%
New Jersey [Member]
Summary of loan portfolio to builders for home construction
Number of borrowers	1	1
Number of loans	1	1
Value of collateral	390	186
Commitment amount	273	130
Amount outstanding	259	84
Loan to value ratio	70.00%	70.00%
Loan fee percentage of commitment	5.00%	5.00%
Pennsylvania [Member]
Summary of loan portfolio to builders for home construction
Number of borrowers	2	1
Number of loans	4	2
Value of collateral	2,826	1,825
Commitment amount	1,850	1,220
Amount outstanding	1,463	204
Loan to value ratio	65.00%	67.00%
Loan fee percentage of commitment	5.00%	5.00%
South Carolina [Member]
Summary of loan portfolio to builders for home construction
Number of borrowers	2
Number of loans	4
Value of collateral	1,577
Commitment amount	900
Amount outstanding	780
Loan to value ratio	57.00%
Loan fee percentage of commitment	5.00%
Total [Member]
Summary of loan portfolio to builders for home construction
Number of borrowers	10	2
Number of loans	19	3
Value of collateral	8,250	2,011
Commitment amount	5,535	1,350
Amount outstanding	$ 3,943	$ 288
Loan to value ratio	67.00%	67.00%
Loan fee percentage of commitment	5.00%	5.00%